Equity - Summary of Balances and Changes in Dividends Payable (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity [abstract]
Beginning balance	R$ 48,525	R$ 202,860	R$ 442,133
Provisions	688,189	429,964	478,366
Prescribed dividends	(2,048)	(2,948)	(11,816)
Payments	(400,025)	(581,351)	(705,753)
Reclassification to liabilities of subsidiaries held for sale			(70)
Ending balance	R$ 334,641	R$ 48,525	R$ 202,860